Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
REVENUE
Investment management fees	$ 277,519	$ 229,949	$ 913,022	$ 684,653	$ 920,813	$ 747,869
Service income	540,400	450,032	1,601,560	1,205,384	1,750,613	547,806
Commissions	0	10,043	41,031	34,073	69,073	8,126
Rental income	1,500	5,000	4,500	11,400	16,500	6,000
Total revenue	819,419	695,024	2,560,113	1,935,511	2,756,999	1,309,801
OPERATING EXPENSES
Cost of services	11,919	18,155	52,883	55,522	75,378	76,828
Professional services	324,296	238,248	953,947	871,696	1,237,221	452,148
Depreciation and amortization	24,947	38,127	74,391	115,420	153,547	289
Impairment of goodwill					662,967	0
General and administrative	107,669	106,845	384,477	291,263	408,537	411,235
Management fees - related party	50,000	50,000	153,000	163,333	213,333	155,657
Marketing	131,508	106,922	307,977	298,385	402,402	232,904
Salaries and wages	530,125	476,877	1,311,554	1,289,374	1,730,278	947,132
Total operating expenses	1,180,464	1,035,174	3,238,229	3,084,993	4,883,663	2,276,193
Net operating loss	(361,045)	(340,149)	(678,116)	(1,149,482)	(2,126,664)	(966,392)
OTHER INCOME (EXPENSE)
Other income	0	0	191	0	0	27,383
Interest expense	(14,246)	(2,035)	(42,577)	(6,558)	(8,475)	(4,875)
Total other (expense) income	(14,246)	(2,035)	(42,386)	(6,558)	(8,475)	22,508
NET LOSS	$ (375,291)	$ (342,184)	$ (720,502)	$ (1,156,040)	$ (2,135,139)	$ (943,884)
EARNINGS PER SHARE - Basic and Diluted	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.04)	$ (.07)	$ (.04)